SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses, Net) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Total expenses	$ 2,351	$ 8,212	$ 13,118
Less - grants and participations, see Note 6a	178	2,689	3,209
Research and development costs, net	$ 2,173	$ 5,523	$ 9,909